Stock Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Non Employee Director [Member]	Sep. 30, 2013 Non Employee Director [Member]	Sep. 30, 2013 Non Employee Director [Member]	Dec. 31, 2012 Non Employee Director [Member]	Sep. 30, 2013 Performance based restricted stock [Member]	Sep. 30, 2013 Restricted stock [Member] Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of restricted stock, Shares	3,996	80,284
Issuance of stock, shares			2,499,293	2,499,293			256,500	0	40,998	256,500	291,444
Compensation expense recognized		$ 1,000,000
Restricted stock awards, vesting percentage		50.00%						25.00%				25.00%
Stock based compensation expense	$ 900,000	$ 2,200,000	$ 3,700,000		$ 0	$ 0